Shareholders' Equity - Additional Information (Details)	1 Months Ended				12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017	Dec. 31, 2016 shares	Dec. 31, 2020 ₪ / shares	May 15, 2020 USD ($)	Dec. 22, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues					$ 707,000
Risk-free interest rate, minimum					0.42%
Risk-free interest rate, maximum					0.74%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		267,500	30,000	67,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		10 years	10 years	10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares		$ 3.33	$ 4.77	$ 4.21
Vested term period		4 years	4 years	4 years
Aggregate grant fair value		$ 600,000	$ 200,000	$ 200,000
Share-based Compensation					$ 2,066,000	$ 2,231,000	$ 1,783,000
Shares Issued, Price Per Share | ₪ / shares										₪ 0.01
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 5,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares					2,781
Ordinary shares offered											$ 31,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares					2,781	56,747			78,750
Total consideration					$ 61,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years
At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Amount Of Shares To Be Issued												$ 35,000,000
Incentive Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares					687,973
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield					0.00%	0.00%	0.00%
Risk-free interest rate, minimum						1.61%	2.67%
Risk-free interest rate, maximum						2.43%	3.01%
Volatility rate, minimum					83.00%	87.00%	78.00%
Volatility rate, maximum					88.00%	95.00%	92.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					38,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						6 years 4 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value						$ 3,100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 4,000,000.0	$ 5,500,000	$ 6,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 4 months 28 days	2 years 10 months 24 days	3 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 2.76	$ 4.85	$ 8.19
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares					59,528	54,316
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares					390,905	1,179,398
Allocated Share-based Compensation Expense					$ 2,100,000	$ 2,200,000	$ 1,800,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life						5 years	5 years	5 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life						6 years 3 months	6 years 3 months	6 years 3 months
Employee Stock Option And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares						2,781
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation					$ 5,000	$ 70,000	$ 94,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		220,000	220,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		10 years	10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares		$ 3.33	$ 5.12
Vested term period		4 years	4 years
Aggregate grant fair value			$ 800,000
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares					136,300
Stock Issued During Period, Value, New Issues					$ 0
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares					50,290	120,466
Ordinary shares [Member] | At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares					136,300
Total proceeds from sale of ordinary shares					$ 800,000
Ordinary shares [Member] | Subsequent Event [Member] | At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares	1,541,400
Stock Issued During Period, Value, New Issues	$ 1,541,400
Common Stock, Capital Shares Reserved for Future Issuance | shares	22,700,000
Total proceeds from sale of ordinary shares	$ 8,200,000
Ordinary shares [Member] | Subsequent Event [Member] | Underwritten Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares	2,197,803
Shares Issued, Price Per Share | $ / shares	$ 4.3258
Option exercisable period	30 days
Additional shares to purchase | shares	329,670
Total proceeds from sale of ordinary shares	$ 9,300,000